Related-Party Transactions - Number of Shares of Common Stock Purchased (Q2) (Details) - November 2023 Private Placement - USD ($)			12 Months Ended
	Nov. 15, 2023	Nov. 13, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	619.627	149,330.115
Sale of stock, consideration received on transaction	$ 250,000
Dr. Timothy A. Springer | Related Party
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		99,140.326	24,785.081
Sale of stock, consideration received on transaction		$ 40,000,000	$ 10,000,000